TRADE ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 494	$ 154	$ 104
Additions charged to income	1,184	340	50
Ending balance	$ 1,678	$ 494	$ 154